CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		4 Months Ended		12 Months Ended
	Jul. 31, 2014	Jul. 31, 2013	Apr. 30, 2013	Apr. 30, 2012	Apr. 30, 2014	Dec. 31, 2012
CONSOLIDATED STATEMENTS OF OPERATIONS [Abstract]
Revenues	$ 1,169,860	$ 901,199	$ 1,229,096	$ 745,656	$ 3,981,722	$ 2,684,931
Operating expenses
Cost of revenues (exclusive of depreciation and amortization shown separately below)	449,098	455,759	749,930	865,408	1,859,764	2,068,812
General and administrative	1,200,216	1,476,767	1,670,812	2,123,685	6,300,229	5,508,507
Receivable collateral valuation reserve					123,647	502,315
Depreciation and amortization	125,607	109,435	159,269	121,812	474,752	397,923
Total costs and operating expenses	1,774,921	2,041,961	2,580,011	3,110,905	8,758,392	8,477,557
Operating loss from continuing operations	(605,061)	(1,140,762)	(1,350,915)	(2,365,249)	(4,776,670)	(5,792,626)
Other income (expense):
Interest income	1,671	289	330	672	1,035	4,592
Interest expense	(260,871)	(16,160)	(6,737)	(2,934)	(659,997)	(364,889)
Gain on disposal of property and equipment				5,879		5,879
Other Income			66,267		621
Total other expense, net	(259,200)	(15,871)	59,860	3,617	(658,341)	(354,418)
Loss from continuing operations before income taxes	(864,261)	(1,156,633)	(1,291,055)	(2,361,632)	(5,435,011)	(6,147,044)
Income tax expense (benefit)
Loss from continuing operations	(864,261)	(1,156,633)	(1,291,055)	(2,361,632)	(5,435,011)	(6,147,044)
Discontinued operations (Note 1)
Income (loss) from discontinued operations, net of income taxes		22,263	(111,927)	148,513	84,663	136,310
Net loss	(864,261)	(1,134,370)	(1,402,982)	(2,213,119)	(5,350,348)	(6,010,734)
Cumulative preferred stock dividends				(37,379)		(37,379)
Net loss allocable to common stockholders			$ (1,402,982)	$ (2,250,498)	$ (5,350,348)	$ (6,048,113)
Loss per share from continuing operations - basic and diluted	$ (0.01)	$ (0.02)	$ (0.02)	$ (0.11)	$ (0.09)	$ (0.17)
Income per share from discontinued operations - basic and diluted		$ 0.00	$ 0	$ 0.01	$ 0	$ 0
Net loss per share allocable to common stockholders - basic and diluted	$ (0.01)	$ (0.02)	$ (0.03)	$ (0.11)	$ (0.09)	$ (0.17)
Weighted average number of common shares outstanding:
Basic and diluted	73,818,014	58,527,790	56,089,884	21,135,361	62,031,861	35,316,681